Additional disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Condensed balance sheets
Following are the summarised balance sheets of Banco Santander, S.A. as of December 31, 2022, 2021 and 2020 :

CONDENSED BALANCE SHEETS (Parent company only)	31 December 2022	31 December 2021	31 December 2020
	(Millions of Euros)
Assets
Cash and due from banks	177,920	138,388	112,114
Of which:
To bank subsidiaries	14,548	15,459	14,519
Trading account assets	92,128	77,988	81,433
Investment securities	47,560	29,949	29,477
Of which:
To bank subsidiaries	14,287	12,137	13,603
To non-bank subsidiaries	1,327	2,087	3,399
Net loans and leases	314,905	301,342	295,739
Of which:
To non-bank subsidiaries	25,312	31,296	27,555
Investment in affiliated companies	94,213	88,549	84,890
Of which:
To bank subsidiaries	70,698	67,735	60,186
To non-bank subsidiaries	23,515	20,814	24,703
Premises and equipment, net	6,513	6,515	6,680
Other assets	16,787	15,219	19,036
Total assets	750,026	657,950	629,369

Liabilities
Deposits	418,841	401,212	383,135
Of which:
To bank subsidiaries	16,619	18,114	17,045
To non-bank subsidiaries	15,106	18,594	19,949
Short-term debt	54,255	19,181	14,513
Long-term debt	114,447	99,650	83,981
Total debt	168,702	118,831	98,494
Of which:
To bank subsidiaries	—	221	617
To non-bank subsidiaries	1,638	649	661
Other liabilities	92,437	71,334	82,803
Total liabilities	679,980	591,377	564,432

Stockholders' equity
Capital stock	8,397	8,670	8,670
Retained earnings and other reserves	61,649	57,903	56,267
Total stockholders' equity	70,046	66,573	64,937

Total liabilities and Stockholders’ Equity	750,026	657,950	629,369

Condensed statements of income
Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2022, 2021 and 2020.

	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2022	31 December 2021	31 December 2020
	(Millions of Euros)
Interest income	19,322	11,893	12,169
Interest from earning assets	10,579	6,821	6,853
Dividends from affiliated companies	8,743	5,072	5,316
Of which:
From bank subsidiaries	8,228	4,075	1,810
From non-bank subsidiaries	515	997	3,506
Interest expense	(5,958)	(2,785)	(3,160)
Interest income / (charges)	13,364	9,108	9,009
Provision for credit losses	(1,397)	(2,287)	(2,558)
Interest income / (charges) after provision for credit losses	11,967	6,821	6,451
Non-interest income	4,808	4,092	5,322
Non-interest expense	(8,811)	(7,049)	(14,020)
Income before income taxes	7,964	3,864	(2,247)
Income tax benefit (expense)	(43)	68	(1,310)
Net income	7,921	3,932	(3,557)

Condensed statements of comprehensive income
Following are the condensed statements of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2022, 2021 and 2020:

	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2022	31 December 2021	31 December 2020
	(Millions of Euros)
NET INCOME	7,921	3,932	(3,557)
OTHER COMPREHENSIVE INCOME	(735)	(662)	(1,221)
Items that may be reclassified subsequently to profit or loss	(524)	(265)	(363)
Hedging instruments (items not designated)	—	—	—
Revaluation gains (losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	(328)	(524)	(316)
Revaluation gains (losses)	(242)	(243)	244
Amounts transferred to income statement	(86)	(281)	(560)
Other reclassifications	—	—	—
Cash flow hedges:	(420)	146	(206)
Revaluation gains/(losses)	(505)	152	(239)
Amounts transferred to income statement	85	(6)	33
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Exchange differences	—	—	—
Non-current assets held for sale	—	—	—
Income tax	224	113	159
Items that will not be reclassified to profit or loss	(211)	(397)	(858)
Actuarial gains/(losses) on pension plans	279	29	(77)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(450)	(347)	(796)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	18	117	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(18)	(117)	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	58	(93)	4
Income tax relating to items that will not be reclassified	(98)	14	11
TOTAL COMPREHENSIVE INCOME	7,186	3,270	(4,778)

Condensed cash flow statements
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2022, 2021 and 2020.

	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2022	31 December 2021	31 December 2020
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	7,921	3,932	(3,557)
Adjustments to profit	3,370	2,052	12,938
Net increase/decrease in operating assets	(58,102)	(9,622)	7,513
Net increase/decrease in operating liabilities	85,367	24,024	21,199
Reimbursements/payments of income tax	(1,724)	(352)	(251)
Total net cash flows from operating activities (1)	36,832	20,034	37,842

2. Cash flows from investing activities
Investments (-)	(4,257)	(2,266)	(8,001)
Divestments (+)	10,852	6,349	4,738
Total net cash flows from investment activities (2)	6,595	4,083	(3,263)

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	—
Disposal of own equity instruments	369	605	615
Acquisition of own equity instruments	(1,847)	(1,446)	(615)
Issuance of debt securities	—	4,440	3,722
Redemption of debt securities	(1,678)	(2,248)	(2,348)
Dividends paid	(1,848)	(1,313)	—
Issuance/Redemption of equity instruments	—	—	—
Other collections/payments related to financing activities	(180)	(315)	(287)
Total net cash flows from financing activities (3)	(5,184)	(277)	1,087

4. Effect of exchange rate changes on cash and cash equivalents (4)	104	335	(576)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	38,347	24,175	35,090
Cash and cash equivalents at beginning of period	91,736	67,561	32,471
Cash and cash equivalents at end of period	130,083	91,736	67,561

Schedule of preferred shares and securities
The following table shows the balance of the preference shares and preferred securities as of 31 December 2022, 2021 and 2020:

	2022	2021	2020
	(Millions of Euros)
Preference shares	198	209	196
Preferred securities	7,898	8,601	7,425
Total	8,096	8,810	7,621

Schedule of preferred shares and securities by issuer

	Outstanding at 31 December 2022
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 31 December 2022
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A., September 2017	Euro	1,000.0	5.250%	(B)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.750%	(C)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.500%	(D)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(E)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.750%	(F)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(G)	Perpetuity
Banco Santander, S.A., September 2021	Euro	1,000.0	3.625%	(H)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 + 0.05% subject to a maximum distribution of 8% per annum		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B. Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis point on the Mid-Swap Rate.
E. Payment is subject to certain conditions and to the discretion of the Bank. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis point on the 5-year Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
H. Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.